Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability
	Cash Flow	Discounted	Discount Rate
December 31, 2023	Payments (years) [1]	Cash Flows [2,3]	+0.5%	-0.5%
Asset retirement obligations			(70)	90
Retail	1 – 30	16
Potash	28 – 484	117
Phosphate	1 – 77	479
Corporate and others [4,5]	1 – 69	647
Accrued environmental costs			(5)	5
Retail	1 – 30	69
Corporate and others	1 – 15	326
Total		1,654

1  Time frame in which payments are expected to principally occur from December 31, 2023. Adjustments to the years can result from changes to the mine life and/or changes in the rate of tailings volumes.

2  Risk-free discount rates used to discount cash flows reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation. Risk-free discount rates range from 3.1 percent to 5.5 percent.

3  Total undiscounted cash flows are $5.0 billion. For the Potash segment, this represents total undiscounted cash flows in the first year of decommissioning. This excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post-reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 124 to 456 years.

4  For nitrogen sites, there are no significant asset retirement obligations recorded as there is no reasonable basis for estimating a date or range of dates of cessation of operations. We considered the historical performance of our facilities as well as our planned maintenance, major upgrades and replacements, which can extend the useful lives of our facilities indefinitely.

5  Includes certain potash and phosphate sites that are non-operating sites, with the majority of phosphate site payments taking place over the next 16 years.

Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations
	Asset	Accrued
	Retirement	Environmental
	Obligations	Costs	Total
Balance – December 31, 2022	1,187	450	1,637
Disposals	‐	(2)	(2)
Change in estimate (Note 6)	129	15	144
Settlements	(94)	(68)	(162)
Accretion	32	1	33
Foreign currency translation and other	5	(1)	4
Balance – December 31, 2023	1,259	395	1,654
Balance – December 31, 2023 is composed of:
Current liabilities
Payables and accrued charges (Note 20)	135	30	165
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,124	365	1,489

We are subject to numerous environmental requirements under federal, provincial, state and local laws in the countries in which we operate. We have gypsum stack capping, and closure and post-closure obligations through our subsidiaries, PCS Phosphate Company, Inc., in White Springs, Florida, and PCS Nitrogen, Inc., in Geismar, Louisiana, pursuant to the financial assurance regulatory requirements in those states. As at December 31, 2023, we had $492 in surety bonds and letters of credit outstanding relating to these financial assurance obligations. The recorded provisions may not necessarily reflect our obligations under these financial assurances.